Consolidated Statements of Financial Position - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	CAD 239.5	CAD 210.9
Cash in escrow	7.9	8.8
Trade and other receivables	816.1	806.4
Unbilled revenue	414.8	421.8
Income taxes recoverable	61.6	46.7
Prepaid expenses	54.3	62.3
Other financial assets	9.3	20.9
Other assets	4.7	4.7
Total current assets	1,608.2	1,582.5
Non-current
Property and equipment	212.6	213.9
Goodwill	1,556.6	1,828.1
Intangible assets	262.4	449.5
Investments in joint ventures and associates	9.7	9.2
Net employee defined benefit asset	12.7
Deferred tax assets	23.2	26.2
Other financial assets	186.1	160.1
Other assets	9.4	15.2
Total assets	3,880.9	4,284.7
Current
Trade and other payables	704.6	718.1
Deferred revenue	187.4	201.8
Income taxes payable	11.0	1.8
Long-term debt	198.2	91.9
Provisions	28.1	36.0
Other financial liabilities	1.8	2.4
Other liabilities	22.2	20.8
Total current liabilities	1,153.3	1,072.8
Non-current
Income taxes payable	18.3
Long-term debt	541.4	928.6
Provisions	81.7	80.7
Net employee defined benefit liability	31.2	50.5
Deferred tax liabilities	54.6	79.6
Other financial liabilities	9.1	7.6
Other liabilities	92.0	88.4
Total liabilities	1,981.6	2,308.2
Shareholders' equity
Share capital	878.2	871.8
Contributed surplus	21.5	18.7
Retained earnings	947.1	917.9
Accumulated other comprehensive income	49.5	167.3
Total shareholders' equity	1,896.3	1,975.7
Non-controlling interests	3.0	0.8
Total liabilities and equity	CAD 3,880.9	CAD 4,284.7